Summary of Significant Accounting Policies - Schedule of Class A ordinary shares subject to possible redemption (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Ordinary Shares Subject To Possible Redemption [Line Items]
Class A Ordinary Shares subject to possible redemption	$ 419,552,466		$ 0
Common Class A [Member]
Ordinary Shares Subject To Possible Redemption [Line Items]
Gross proceeds		$ 414,000,000
Proceeds allocated to Public Warrants		(3,177,450)
Class A Ordinary Shares issuance cost		(4,591,537)
Accretion of carrying value to redemption value	4,393,948	8,927,505
Class A Ordinary Shares subject to possible redemption	$ 419,552,466	$ 415,158,518